SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of estimates	Use of estimates:The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The accounting estimates that require management’s subjective judgments include, but are not limited to, those related to revenue recognition, income taxes, share-based compensation, lease accounting, and purchase price allocation on acquisitions, including the determination of useful lives and contingent consideration. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.
Principles of consolidation	Principles of consolidation:
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Foreign currency translation and transactions	Foreign currency translation and transactions:
A substantial portion of the Company's financing activities, including equity transactions, cash investments, costs and revenues are generated in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operate. Thus, the functional and reporting currency of the Company is the U.S. dollar. Transactions and balances that are denominated in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with the principles set forth in Accounting Standard Codification ("ASC") Topic 830, Foreign Currency Matters (“ASC 830").
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
In accordance with ASC 830, monetary assets and liabilities denominated in foreign currencies are remeasured into U.S. dollars at the end of each reporting period using the exchange rates in effect at the balance sheet date. Non-monetary assets denominated in foreign currencies are measured using historical exchange rates. Gains and losses resulting from remeasurement are generally recorded in the statement of comprehensive income as financial income or expenses, as appropriate.

Cash and cash equivalents	Cash and cash equivalents:
Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less at the date of purchase. Cash equivalents generally consist of investments in money market funds and are carried at fair value.

Restricted Deposits	Restricted deposits:
Restricted deposits consist of bank deposits with maturities of up to one year and are used as security for the rental of premises and for the Company's credit cards. As of December 31, 2025 and 2024, the Company's restricted deposits were denominated in U.S. dollars and bore interest at weighted average interest rates of 0.00% and 0.22%, respectively. Restricted deposits are presented at their cost, including accrued interest.

Restricted cash	Restricted cash: Restricted cash represents amounts held in financial institutions that are legally restricted from withdrawal or use.
Short-term deposits	Short-term deposits:
Short-term deposits consist of bank deposits with maturities over three months from the date of purchase and of up to one year. As of December 31, 2025 and 2024, the Company's deposits were mainly denominated in U.S. dollars and New Israeli Shekels (NIS) and bore interest at weighted average interest rates of 5.09% and 5.94%, respectively. Short-term deposits are presented at their cost, including accrued interest.

Marketable securities	Marketable securities:
Marketable securities consist of investments in debt securities and equity securities with readily determinable fair values. The Company accounts for investments in marketable debt securities in accordance with ASC Topic 320, Investments - Debt Securities (“ASC 320”). The Company’s marketable debt securities consist of U.S. treasury bonds, sovereign bonds, municipal bonds and corporate bonds. Marketable debt securities are classified as available-for-sale (AFS) or trading at the time of purchase.

Available-for-sale debt securities are carried at fair value based on quoted market prices, with the unrealized gains and non-credit related losses reported in accumulated other comprehensive income in shareholders’ equity (deficiency). Realized gains and losses on sale of investments are included in financial income (expenses), net and are derived using the specific identification method for determining the cost of securities sold.

The amortized cost of available-for-sale debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion, together with interest on securities, are included in financial income (expenses), net.

The Company periodically evaluates its available-for-sale debt securities for credit losses. For securities in an unrealized loss position that the Company intends to hold and will not more likely than not be required to sell before recovery, the Company further evaluates whether declines in fair value below amortized cost are due to credit or non-credit related factors. This evaluation considers factors such as the magnitude of the fair value decline relative to amortized cost, failure of the issuer to meet its payment obligations, credit ratings, and the overall risk profile of the securities. The Company does not intend to sell these securities and it is more likely than not that the Company will hold these securities until maturity or a recovery of the cost basis. Any credit-related impairments are recognized as an allowance on the consolidated balance sheets with a corresponding loss in financial income (expense), net in the consolidated statements of comprehensive income. During the years ended December 31, 2025, 2024 and 2023, credit loss impairments were immaterial.

The Company classifies certain investments in marketable debt securities denominated in foreign currency as trading securities. These investments are carried at fair value at each balance sheet date and any changes in the fair values are recognized in earnings, within financial income (expenses), net, in the consolidated statements of comprehensive income.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
The Company classifies its marketable debt securities as either short-term or long-term based on each instrument’s underlying contractual maturity date as well as the intended time of realization. Marketable debt securities with maturities of 12 months or less are classified as short-term, and marketable debt securities with maturities greater than 12 months are classified as long-term.
The Company accounts for investments in marketable equity securities with readily determinable fair values in accordance with ASC Topic 321, Investments - Equity Securities (“ASC 321”). These investments are measured at fair value with the related gains and losses, including unrealized, recognized in financial income (expenses), net.
Property and equipment, net	Property and equipment, net:
Property and equipment assets are stated at cost, net of accumulated depreciation and impairment. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 - 33 (mainly 33)
Internal use software	33
Office furniture and equipment	6 - 14 (mainly 6)
Vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset
The carrying amounts of property and equipment are reviewed for impairment in accordance with ASC Topic 360, Property, Plant and Equipment ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or asset group to their net carrying amount. If such assets are considered to be impaired, the impairment loss to be recognized is measured by the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group. During the year ended December 31, 2023, the Company recorded an impairment charge for certain leasehold improvements. See Note 18 for further information. No material impairments were recognized in the other periods presented.

Business combinations	Business combinations:
The Company accounts for business combinations in accordance with ASC Topic 805, Business Combinations (“ASC 805”). ASC 805 requires the Company to recognize the assets acquired, liabilities assumed, and any non-controlling interests as of the acquisition date at their respective fair values. Any excess of the purchase price over the fair value of the net assets acquired is recorded as goodwill. If applicable, a contingent consideration liability is recognized at fair value as of the acquisition date and included in the purchase price. A contingent consideration liability is remeasured to fair value each reporting period, with changes recognized in the statement of comprehensive income within general and administrative expenses. During the measurement period, which may extend up to one year from the acquisition date, the Company may record adjustments to the provisional fair values of the assets acquired and liabilities assumed, with a corresponding offset to goodwill. Upon the earlier of the end of the measurement period or the final determination of the fair values of the assets acquired and liabilities assumed, any subsequent adjustments are recorded in the statement of comprehensive income. Acquisition-related costs are recognized separately from the business combination and are expensed as incurred. The Company accounts for acquisitions that do not meet the definition of a business as asset acquisitions.

Goodwill and intangible assets	Goodwill and intangible assets:
Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions.

Goodwill represents the excess of the purchase price over the estimated fair value of net assets of a business acquired in a business combination. Under ASC Topic 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill is not amortized, but rather is subject to impairment test at least annually. The Company elected to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if events or changes in circumstances indicate the carrying value may not be recoverable. Goodwill is tested for impairment at the reporting unit level, by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If the reporting unit does not pass the qualitative assessment, the Company carries out a quantitative test for impairment of goodwill, by comparing the fair value of the reporting unit with the carrying amount of the reporting unit that includes goodwill. The Company may bypass the qualitative assessment and proceed directly to performing the quantitative goodwill impairment test. The Company operates as a single operating segment. As of December 31, 2025, the Company has two reporting units within this operating segment; prior to 2025, the Company had a single reporting unit. The Company did not record goodwill impairment charges during any of the periods presented.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
Intangible assets are stated at cost, less accumulated amortization and impairment. Amortization is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Technology	4-8 years
Trade Name	4 years
Customer relations	4 -15 years
Customer data	15 years
Non-Competition agreement	3 years
Domain	7 years
Amortization is recorded into cost of revenues or operating expenses, depending on the nature of the asset. The carrying amounts of these assets are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of these assets is measured by comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or asset group to their net carrying amount. If the estimated undiscounted future cash flows associated with the asset or asset group are less than the carrying amount, an impairment loss will be recorded based on the estimated fair value. There were no impairment charges during any of the periods presented.
Investments in privately held companies	Investments in privately held companies:
The Company holds equity investments in private companies without readily determinable market values, in which it does not have control or significant influence. The Company accounts for these equity investments under ASC 321, using the measurement alternative, which is cost, less any impairment, adjusted for changes in fair value resulting from observable transactions for identical or similar investments of the same issuer. The investments are reviewed periodically to determine if their respective values have appreciated or have been impaired, and adjustments are recorded as necessary on a non-recurring basis. The investments are presented in the Company’s consolidated balance sheets as part of prepaid expenses and other long-term assets.

The carrying amounts of the Company’s equity investments in privately held companies without readily determinable market values as of December 31, 2025 and 2024 were $28,090 and $23,639, respectively.

During the years ended December 31, 2025, 2024, and 2023, the Company recognized unrealized gains of $180, $0, and $4,156, respectively, resulting from the revaluation of certain equity investments based on observable price changes. Impairments and
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
unrealized losses recognized during the years ended December 31, 2025, 2024, and 2023 were $70, $831, and $400, respectively.

Cumulative unrealized gains on equity investments without readily determinable market values as of December 31, 2025 and 2024 were $8,456 and $8,276, respectively. Cumulative impairments and unrealized losses as of December 31, 2025 and 2024 were $4,301 and $4,231, respectively.

Derivatives instruments	Derivative instruments:
The Company enters into derivative transactions primarily to hedge foreign exchange risks, using foreign currency derivatives, mainly forward and option contracts.

In accordance with ASC Topic 815, Derivatives and Hedging ("ASC 815"), the Company recognizes all derivative instruments as either assets or liabilities at their respective fair values. Derivative instruments are recorded as either prepaid expenses and other current assets or accrued expenses and other current liabilities in the consolidated balance sheets. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative.

Derivative instruments designated as hedging instruments:

The Company has instituted a foreign currency cash flow hedging program to mitigate the impact of exchange rate fluctuations on forecasted salary payments, primarily those denominated in NIS. These exposures are primarily hedged using forward and option contracts designated as cash flow hedging instruments, as defined by ASC 815. For these derivative instruments, gains and losses are reported as a component of other comprehensive income and subsequently recognized in earnings with the corresponding hedged item. Cash flows related to these derivatives are classified in the consolidated statements of cash flows in the same manner as the underlying hedged transaction, typically within cash flows from operating activities.

The fair value of derivative assets designated as hedging instruments as of December 31, 2025 and 2024 totaled $21,123 and $9,088, respectively. The fair value of derivative liabilities designated as hedging instruments as of December 31, 2025 and 2024 totaled $0 in both periods.

As of December 31, 2025 and 2024, the net unrealized gains (losses) related to foreign currency contracts designated as hedging instruments, that were accumulated in other comprehensive income, were $21,123 and $9,035, respectively. These amounts are expected to be reclassified into earnings over the next 12 months.

As of December 31, 2025 and 2024, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $117,563 and $334,738, respectively. These contracts will expire over the next 12 months.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
Derivative instruments not designated as hedging instruments:

The Company also uses derivative instruments not designated as hedging instruments, primarily to economically hedge foreign exchange risk related to certain revenue transactions denominated in Euros, British pounds, Japanese Yen, and NIS. These exposures are mainly hedged through forward and option contracts. Gains and losses related to such derivative instruments are recorded in financial income (expenses), net. Cash flows associated with these derivatives are typically reflected as cash flows from operating activities in the consolidated statements of cash flows.

The fair value of derivative assets not designated as hedging instruments as of December 31, 2025 and 2024 totaled $1,005 and $4,056, respectively. The fair value of derivative liabilities not designated as hedging instruments as of December 31, 2025 and 2024 totaled $11,222 and $2, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Company recorded financial income (expenses), net, from derivatives not designated as hedging instruments, in the amount of $(43,075), $6,490 and $(6,998), respectively.

As of December 31, 2025 and 2024 the notional amounts of foreign currency derivative contracts not designated as hedging instruments were $363,587 and $185,563, respectively. These contracts will expire over the next 9 months.

Severance pay	Severance pay:
The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's consolidated balance sheet.

Severance expense for the years ended December 31, 2025, 2024 and 2023 amounted to $28,196, $24,969 and $22,537, respectively.

U.S. employees defined contribution plan	U.S. employees defined contribution plan:
The Company’s U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $23.5 per year (for certain employees over 50 years of age the maximum contribution is $31.0 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The U.S. subsidiary matches 4% of employee contributions up to the plan with no limitation. During the years ended December 31, 2025, 2024 and 2023, the U.S. subsidiary recorded expenses for matching contributions in amounts of $1,667, $1,687 and $1,965, respectively.

Convertible Senior Notes	Convertible Senior Notes:
The Convertible Senior Notes (also referred to as “Notes” or “Convertible Notes”) are accounted for in accordance with ASC 470-20, Debt with Conversion and Other Options, and ASC 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity. The Company records the Convertible Notes at amortized cost as a single unit of account on the consolidated balance sheet, since they were not issued at a substantial premium and do not contain bifurcated embedded derivatives. The carrying value of the liability is represented by the face amount of the Convertible Notes, less debt issuance costs, adjusted for any amortization of issuance costs. Issuance costs are being amortized as interest expense over the term of the Convertible Notes, using the effective interest rate method.

Capped call transactions (“Capped Call Transactions” or “Capped Calls”) entered into in connection with the offering of the Convertible Notes are separate transactions and are not part of the terms of the notes. The Capped Calls are considered indexed to the Company’s own stock and are equity-classified. Accordingly, they are recorded within shareholders' equity (deficiency) and are not accounted for as derivatives. The cost incurred in connection with the Capped Calls was recorded as a reduction to additional paid-in capital.

Revenue recognition	Revenue recognition:
The Company’s total revenues are comprised of revenues from Creative Subscriptions Revenues and Business Solutions Revenues. Creative Subscriptions Revenues are primarily generated from the sale of monthly, yearly and multi-year premium subscriptions for the Company’s website and application solutions, including Wix Studio, as well as from the sale of domain name registrations. Business Solutions Revenues are generated from the sale of additional products and services that are offered to users to help them manage and grow their business online. These products and services include, among others, Wix Payments, Google Workspace, Paid Ad Campaigns, Email Marketing, and other applications sold through the Company’s App Market or elsewhere on its platform.

The Company sells its products and services directly to end customers as well as through certain types of partners, including professional agencies and freelancers who build websites or applications for others, and resellers. This revenue recognition policy is consistent for sales generated directly with end customers and indirect sales generated through partners.

Arrangements with the Company’s customers do not provide the customers with the right to take possession of the software supporting the Company’s platform at any time and are therefore accounted for as service contracts.

In accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company recognizes revenue when a customer obtains control of promised products or services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these products or services.

Revenue is recognized net of allowances for refunds, consideration payable to customers, and any taxes collected from customers, which are subsequently remitted to governmental authorities.

The Company recognizes revenue by applying the following steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company typically invoices its customers in advance upon execution of the initial contract or subsequent renewal, and payments are typically received at the time of invoicing.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
In instances where the timing of revenue recognition differs from the timing of payment, the Company has determined that its contracts do not include a significant financing component. The Company applies the practical expedient in ASC 606 and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

The Company's products and services are generally distinct and accounted for as separate performance obligations. Certain arrangements with customers contain multiple distinct performance obligations. For these arrangements, the Company allocates the transaction price to each performance obligation based on its relative stand-alone selling price (SSP). The Company generally establishes SSPs based on observable selling prices.

Creative Subscriptions Revenues

Revenues from premium subscriptions are recognized on a straight-line basis over the term of the contract, as these services generally have a consistent continuous pattern of transfer to the customer during the contract period.

The Company offers a 14-day money back refund period on new Wix premium subscriptions. The Company considers amounts collected from new premium subscriptions as customer deposits until the end of the 14-day refund period. Revenue recognition commences upon the expiration of the refund period.

Revenues related to the registration of domain names are recognized at a point in time upon the registration of the domain name, since that is when the Company transfers control and satisfies its performance obligation.

Business Solutions Revenues

Revenues related to subscriptions and software applications developed by the Company are primarily recognized over time. Revenues related to Google Workspace subscriptions, which are sold on a monthly or yearly basis, are recognized over the subscription period. These revenues are generally recognized ratably over the term of the contract, as the associated services have a consistent continuous pattern of transfer to the customer over the contract period.

Revenues related to Wix Payments, earned from processing payments, are recognized at the time of the transaction, and fees are determined based in part on a percentage of the Gross Payment Volume (“GPV”) processed plus a per transaction fee, where applicable.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
Revenues related to third-party software applications are generally recognized at a point in time upon sale of the application, since that is when the Company completes its performance obligation to facilitate the transfer between the customer and the third party.

Principal versus agent considerations

The Company follows the guidance provided in ASC 606 for determining whether it is a principal (i.e., report revenues on a gross basis) or an agent (i.e., report revenues on a net basis) in arrangements with customers that involve another party that contributes to providing specified products or services to a customer. The Company determines whether the nature of its promise is to provide the specified products or services itself (as a principal) or to arrange for those products or services to be provided by the other party (as an agent), based on whether it controls the specified products or services before they are transferred to the end customer. In making this determination, the Company also evaluates indicators such as which party is primarily responsible for fulfillment and has discretion in determining pricing. This determination is reviewed for each specified product or service promised to the customer and may involve significant judgment. Revenues generated from the sale of domain name registrations and the sale of certain integrated solutions, including Google Workspace and Wix Payments, are typically recorded on a gross basis, meaning the amounts billed to customers are recorded as revenues and expenses incurred are recorded as cost of revenues, since the Company has determined that it controls the specified products or services before they are transferred to the end customer. Revenues generated from the sale of third-party software applications are typically recognized on a net basis, as the Company has determined that it acts as an agent in these arrangements.

Deferred revenues

Contract liabilities consist of deferred revenues and primarily include payments received in advance of the Company’s performance under the contract. Deferred revenues are recognized as revenue when transfer of control to customers has occurred. The balance of deferred revenues, including current and long-term balances, as of December 31, 2025 and 2024 was $854,337 and $750,442, respectively. The change in the deferred revenues balance during the period primarily consisted of increases due to payments received in advance of performance, which were offset by decreases due to revenues recognized in the period. During the year ended December 31, 2025, the Company recognized approximately all of the revenue that was included in the current deferred revenues balance at the beginning of the period.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
Trade receivables

The Company records trade receivables when it has unconditional right to consideration. An allowance for credit losses is recognized based on the Company’s evaluation of the collectability of accounts, which considers factors such as the nature and size of the customer, historical collection patterns, and the age of overdue invoices. The allowance for credit losses was not material for the periods presented.

Remaining performance obligations

The Company’s remaining performance obligations represent revenues that have not yet been recognized and include deferred revenues and unbilled amounts that will be recognized as revenues in future periods.

As of December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $878,456. As of December 31, 2025, the Company expects to recognize 83% of its remaining performance obligations as revenues over the next 12 months, and the remainder thereafter.

Disaggregation of revenue

The Company provides disaggregation of revenue based on Creative Subscriptions and Business Solutions classification on the consolidated statements of comprehensive income and based on geographic region (see Note 17). Beginning in 2025, the Company also provides a disaggregation of revenue between Partners and Self-Creators. Partners generally include professional agencies and freelancers who build websites or applications on behalf of others, as well as resellers. Self-Creators consist of users who create websites or applications for their own use. Prior-period comparatives have been presented on a consistent basis. The Company believes these categories best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

The following table presents total revenues by customer category for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Partners	$750,275	$610,069	$468,521
Self-Creators	1,242,769	1,150,581	1,093,144

	$1,993,044	$1,760,650	$1,561,665

Cost of revenues	Cost of revenues:
Cost of Creative Subscriptions Revenues consists primarily of the allocation of costs associated with the provision of website creation and services, namely, bandwidth and hosting costs, and related Customer Care and call center costs along with domain name registration costs. Cost of Creative Subscriptions Revenues also consists of personnel and the related overhead costs, including share-based compensation.

Cost of Business Solutions Revenues consists primarily of the allocation of bandwidth, hosting and support costs, and certain revenue share payments according to the Company’s agreements with certain third-party providers. It also includes costs related to payment processing, such as credit card interchange, network fees (charged by credit card providers), and third-party processing fees.

Research and development costs	Research and development costs:
Research and development costs are generally expensed as incurred. Research and development expenses primarily consist of personnel and related expenses, including share-based compensation and allocated overhead costs.

Internal use software costs	Internal use software costs:
The Company capitalizes certain software development costs incurred in connection with its online platform and internal-use projects during the application development stage. These costs primarily consist of employee-related expenses such as salaries and stock-based compensation. Costs incurred in the preliminary stages of development are expensed as incurred. Capitalization begins when the preliminary project stage is completed, and it is probable that the software will be completed and used for its intended function. Capitalization ceases when the software is substantially complete and ready for its intended use. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred for maintenance and minor upgrades and enhancements are expensed as incurred.

Capitalized software development costs are included in property and equipment, net in the consolidated balance sheets, and are amortized over the estimated useful life of the software, on a straight-line basis.

During 2025, 2024 and 2023, the Company capitalized $1,618, $1,855 and $3,395, respectively.

Selling and marketing	Selling and marketing:
Selling and marketing expenses primarily consist of cost-per click expenses, social networking expenses, marketing campaigns and display advertisements, personnel and related expenses, including share-based compensation and allocated overhead costs and are charged to the statement of comprehensive income, as incurred. Advertising expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $243,650, $175,595 and $142,775, respectively.

Share-based compensation	Share-based compensation:
The Company has granted restricted share units (“RSUs”) and share options vesting solely upon continued service, as well as performance-based awards, including performance share units (“PSUs”), with vesting based on achievement of specified performance targets. In addition, the Company has granted share purchase rights under its Employee Stock Purchase Plan (“ESPP”), which is primarily available to active employees. The Company accounts for share-based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation ("ASC 718"). Compensation cost for share-based awards is measured at the fair value on the grant date and recognized as expense using the straight-line method for service-based awards, and the accelerated method for performance-based awards, over the requisite service period. The Company estimates forfeitures at the grant date based on past experience, and revises its estimate if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company regularly estimates if and when performance-based awards will be earned and record expense over the estimated service period only for awards considered probable of being earned. Any previously recognized expense is reversed in the period in which an award is determined to no longer be probable of being earned.

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate model for determining the fair value for its share option awards and ESPP. The fair value of RSUs and PSUs is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires the Company to make several assumptions, including the Company’s share price, expected volatility, expected term, risk-free interest rate, and expected dividends.

Expected volatility was calculated based upon actual historical share price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
The Company has historically not paid dividends and has no near-term plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option-pricing model.

Income taxes	Income taxes:
The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”), using the liability method, whereby deferred tax assets and liabilities account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and for carry-forward tax losses, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company recognizes a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, and if it is more likely than not that some portion of the entire deferred tax asset will not be realized. In making such a determination, the Company considers all available positive and negative evidence, including results of recent operations, future reversals of existing taxable temporary differences, and projected future taxable income.

Deferred tax assets and liabilities are classified as long-term assets and liabilities in the consolidated balance sheets.
The Company applies a more-likely-than-not recognition threshold to uncertain tax positions based on the technical merits of the income tax positions taken. The Company does not recognize a tax benefit unless it is more-likely-than-not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit that is recorded for these positions is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense.
Legal contingencies	Legal contingencies:
The Company is periodically involved in various legal claims and proceedings. The Company reviews the status of each legal matter it is involved and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Company does not accrue for contingent losses that are considered to be reasonably possible, but not probable.

Basic and diluted net loss per share	Basic and diluted net income per share:
Basic net income per share is computed by dividing net income attributable to shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted net income per share is computed by giving effect to all potential weighted average dilutive ordinary shares, including employee stock options, RSUs and PSUs, shares issuable pursuant to the ESPP, and Convertible Notes. The dilutive potential shares are computed using the treasury stock method or the as-if converted method, as applicable.

Treasury shares	Treasury shares:
The Company repurchased its ordinary shares and holds them as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity (deficiency).

Concentration of credit risks	Concentration of credit risks:
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term and restricted deposits, and marketable debt securities.

For cash and cash equivalents, restricted cash, and short-term and restricted deposits, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the consolidated balance sheets.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
The Company maintains its cash and cash equivalents and short-term and restricted deposits with various financial institutions globally that management believes are of high credit quality, and the Company has not experienced any losses on these accounts.

The Company’s marketable debt securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy minimizes credit risk by setting limits for minimum credit rating and maximum concentration per issuer, thereby reducing credit risk concentrations.

Fair value of financial instruments	Fair value measurements:
The Company measures certain financial assets and liabilities at fair value on a recurring basis and certain financial and non-financial assets and liabilities at fair value on a non-recurring basis, when a change in fair value or impairment is evidenced or for disclosure purposes. The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), that defines fair value and provides a framework for measuring and disclosing fair value. Fair value is based on the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The categorization within the hierarchy is based upon the lowest level of input that is available and significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1 -    Quoted prices in active markets for identical assets or liabilities.

Level 2 -    Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Leases	Leases:
The Company accounts for its leases in accordance with ASC Topic 842, Leases (“ASC 842”). The Company determines if an arrangement is a lease at inception and classifies its leases at commencement. Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term; the lease contains an option to purchase the asset that is reasonably certain to be exercised; the lease term is for a major part of the remaining useful life of the asset; the present value of the lease payments equals or exceeds substantially all of the fair value of the asset; or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. During the periods presented, all of the Company’s leases are accounted for as operating leases.

The Company elected the practical expedient to not separate lease and non-lease components for its leases. Certain lease agreements contain variable payments, which are excluded from the measurement of the operating lease assets and lease liabilities, and are expensed as incurred.

ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets are then adjusted for any prepaid or deferred lease payments and lease incentives. Any payments incurred prior to lease commencement for lessor-owned assets are also included in the carrying amount of the ROU assets.

As the Company’s leases do not generally provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease terms may include options to extend or terminate the lease. These options are included in the lease terms when it is reasonably certain they will be exercised. The Company has made an accounting policy election not to recognize ROU assets and lease liabilities for leases with an initial term of 12 months or less.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
The Company remeasures its lease liabilities and ROU assets upon the occurrence of a lease modification not accounted for as a separate contract, or a triggering event that changes the certainty of the Company exercising an option to renew or terminate the lease. In these cases, the lease liability is remeasured based on the modified lease terms using a revised discount rate, and a corresponding adjustment is made to the carrying amount of the related ROU asset. The Company has elected to use the layered approach when remeasuring ROU assets into its functional currency. Under this approach, the Company remeasures only the additional ROU asset, if any, due to a modification that is not accounted for as a new lease or other remeasurement event, using the exchange rate at the modification or remeasurement date.

Operating lease expenses are recognized in the consolidated statements of comprehensive income on a straight-line basis over the lease term, except for impaired leases for which the lease expenses are recognized on a declining basis over the remaining lease term. The Company subleases certain leased office spaces to third parties, and recognizes sublease income on a straight-line basis over the sublease term.

The carrying amounts of ROU assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. During the year ended December 31, 2023, the Company recorded an impairment charge of $25,525 for certain ROU assets. See Note 18 for further information. No material impairments were recognized in the other periods presented.

Operating lease assets and liabilities are presented in the Company’s consolidated balance sheets in long-term assets and current and long-term liabilities.

ImpairmentRestructuringAndOtherCosts	Impairment, restructuring and other costs:
Impairment, restructuring and other costs consist of impairment of right-of-use (“ROU”) assets and related leasehold improvements, employee severance costs, and other costs associated with restructuring and exit activities. Refer to Note 18 for additional information.

Segment Reporting, Policy	Segment information:
The Company applies ASC Topic 280, Segment Reporting (“ASC 280"). Operating segments are defined as components of an entity for which separate financial information is evaluated regularly by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and assess performance. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, assessing financial performance, and allocating resources. As such, the Company has determined that it operates in one operating and reportable segment. Refer to Note 17 for additional information.

Recent accounting pronouncements	Recent accounting pronouncements:
    Accounting pronouncements adopted in the year

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amended guidance requires enhanced transparency for certain income tax disclosures, primarily related to the rate reconciliation and income taxes paid. This guidance became effective for the Company on January 1, 2025, and was adopted prospectively in these consolidated financial statements. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements, but resulted in enhanced income tax disclosures. Refer to Note 14 for additional information.

    Accounting pronouncements not yet adopted

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amended guidance provides a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, including such assets acquired in a business combination. Under the practical expedient, an entity may assume that current conditions as of the balance sheet date will remain unchanged over the remaining life of these assets. This guidance will be effective for the Company for annual periods beginning January 1, 2026, on a prospective basis, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement -Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amended guidance requires additional disclosure of certain costs and expenses within the notes to the financial statements. This guidance will be effective for the Company for annual periods beginning January 1, 2027, and will be applied prospectively. Early adoption and retrospective application are permitted. The Company is currently assessing the impact of this ASU on its consolidated financial statements and related disclosures.
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES (Cont.)
In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, to modernize the accounting for costs related to internal-use software and better align it with current software development practices. The amended guidance removes references to project stages and clarifies when entities are required to begin capitalizing eligible costs. This guidance will be effective for the Company for annual periods beginning January 1, 2028, with early adoption permitted. The guidance may be applied prospectively, retrospectively, or using a modified prospective transition method. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

There have been no other recent accounting pronouncements, changes in accounting pronouncements, or recently adopted accounting guidance during the year ended December 31, 2025, that are of significance or potential significance to the Company.

Equity Method Investments	Equity method investments:The Company applies the equity method of accounting to investments when it has significant influence, but not controlling interest, in the investee. The Company’s equity method investments are reported at cost and adjusted each period for its proportionate share of the investee’s income or loss. The cost of initial recognition of retained equity interest in a deconsolidated business is based on fair value. The Company’s proportionate share of the net loss resulting from the investment is reported under loss from equity method investment, net of tax in the consolidated statements of comprehensive income. The carrying value of the Company’s equity method investments is reported in equity method investment in the consolidated balance sheets. The Company assesses investments for impairment whenever events or changes in circumstances indicate that the carrying value of an investment may not be recoverable. No impairment losses were recognized during the periods presented.